Convertible Series A Preferred Stock (Details Narrative) - USD ($)			12 Months Ended
	Mar. 28, 2018	Feb. 14, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of shares issued during period	25,000			745,476
Number of shares issued during period, value			$ 2,979,000	$ 796,000
Interest expense			$ 362,000	555,000
Series A Convertible Preferred Stock [Member]
Interest expense				75,000
Redemption premium				$ 14,000
Series A Preferred Stock [Member]
Number of shares issued during period				630,000
Exchange for cash				$ 555,000
Debt discount				$ 75,000
Redemption premium				25.00%
Preferred stock, redemption shares				630,000
Conversion of stock, shares converted				190,800
Conversion of stock, amount				$ 304,000
Cash payment				543,000
Preferred stock redemption amount				847,000
Interest expense				217,000
Redemption premium				158,000
Fair value of common shares				$ 46,000
Interest rate				5.00%
Securities Purchase Agreement [Member] | Unaffiliated, Accredited Investor [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued during period		1,050,000
Number of shares issued during period, value		$ 1,050,000
Exchange for cash		1,000,000
Debt discount		$ 50,000
Redemption premium		25.00%
Preferred stock accrued dividend rate		5.00%
Preferred stock redemption description		Mandatorily redeemable at an installment basis starting August 13, 2017 in the amount of $63,000 plus accrued interest.